Label		Element	Value
Prospectus:		rr_ProspectusTable
Supplement Text Block		jhfiismcapval-20150701_SupplementTextBlock

John Hancock Funds II

Supplement dated July 1, 2015 to the current Class A Prospectus

Small Cap Value Fund (the "fund")

Effective July 1, 2015, the Annual fund operating expenses table and the Expense example table for the fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class A
Management fee	1.04
Distribution and service (Rule 12b-1) fees	0.30
Other expenses[1]	0.26
Acquired fund fees and expenses[2]	0.02
Total annual fund operating expenses[3]	1.62
Contractual expense reimbursement[4]	–0.05
Total annual fund operating expenses after expense reimbursements	1.57

[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
To the extent that expenses of Class A shares exceed 1.55% of average annual net assets (on an annualized basis) attributable to Class A shares (expense limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the expense limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business; (f) borrowing costs; (g) prime brokerage; and (h) short dividend expense. The expense limitation expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A
1 year	652
3 years	981
5 years	1,333
10 years	2,322

John Hancock Funds II

Supplement dated July 1, 2015 to the current Class I Prospectus

Small Cap Value Fund (the "fund")

Effective July 1, 2015, the Annual fund operating expenses table and the Expense example table for the fund are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management fee	1.04
Other expenses[1]	0.23
Acquired fund fees and expenses[2]	0.02
Total annual fund operating expenses[3]	1.29
Contractual expense reimbursement[4]	–0.02
Total annual fund operating expenses after expense reimbursements	1.27

[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]
The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."

[4]
To the extent that expenses of Class I shares exceed 1.25% of average annual net assets (on an annualized basis) attributable to Class I shares (expense limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the expense limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business; (f) borrowing costs; (g) prime brokerage; and (h) short dividend expense. The expense limitation expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class I
1 year	129
3 years	407
5 years	706
10 years	1,555

(Small Cap Value Fund - Class A) | (Small Cap Value Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Small Cap Value Fund - Class A) | (Small Cap Value Fund) | Class A
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	1.04%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	[1]	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	[2]	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	[3]	rr_ExpensesOverAssets	1.62%
Contractual expense reimbursement	[4]	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.57%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 652
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	981
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,333
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,322
(Small Cap Value Fund - Class I) | (Small Cap Value Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
Expense Example [Heading]		rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming a redemption of all of your shares at the end of those periods. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(Small Cap Value Fund - Class I) | (Small Cap Value Fund) | Class I
Prospectus:		rr_ProspectusTable
Management fee		rr_ManagementFeesOverAssets	1.04%
Other expenses	[5]	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	[6]	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	[7]	rr_ExpensesOverAssets	1.29%
Contractual expense reimbursement	[8]	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total annual fund operating expenses after expense reimbursements		rr_NetExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 129
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	407
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	706
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,555

[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[3]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[4]	To the extent that expenses of Class A shares exceed 1.55% of average annual net assets (on an annualized basis) attributable to Class A shares (expense limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the expense limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business; (f) borrowing costs; (g) prime brokerage; and (h) short dividend expense. The expense limitation expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[5]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[6]	"Acquired fund fees and expenses" are based on indirect net expenses associated with the fund's investments in underlying investment companies.
[7]	The "Total annual fund operating expenses" shown may not correlate to the fund's ratios of expenses to average net assets shown in the "Financial highlights" section of the fund's prospectus, which does not include "Acquired fund fees and expenses."
[8]	To the extent that expenses of Class I shares exceed 1.25% of average annual net assets (on an annualized basis) attributable to Class I shares (expense limitation), the advisor contractually agrees to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the expense limitation. Expenses means all fund-level and class-specific operating expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) acquired fund fees and expenses paid indirectly, (e) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business; (f) borrowing costs; (g) prime brokerage; and (h) short dividend expense. The expense limitation expires on December 31, 2016, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.